Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet
Allowance for doubtful accounts	$ 443	$ 394
Preferred Stock, par value	$ 1	$ 1
Preferred Stock. shares authorized	250,000	250,000
Preferred Stock, shares outstanding	0	0
Common Stock, par value	$ 1	$ 1
Common Stock, shares authorized	4,000,000	4,000,000
Common Stock, Shares, Issued	1,407,780	1,400,212
Treasury Stock, shares	488,931	492,990